UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 3/31/2013
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Toscafund Asset Management LLP

Address:   7th Floor
           90 Acre
           London, England WC2E


Form 13F File Number:


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Robert Lord
Title:  Partner
Phone:  44 207 845 6100

Signature,  Place,  and  Date  of  Signing:

/s/ Robert Lord                    London                             5/14/2013
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              15

Form 13F Information Table Value Total:  $      156,888
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                 COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
--------------------------------- -------------- --------- -------- ------------------ ---------- -------- ------------------------
                                                            VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER       VOTING AUTHORITY
         NAME OF ISSUER           TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS     SOLE     SHARED NONE
--------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- ------------ ------ ----
APOLLO GLOBAL MGMT LLC            CL A           037612306    1,731    80,000 SH       SOLE       NONE        80,000 SH      0    0
APPLE INC.                        COM            037833100      443     1,000 SH       SOLE       NONE         1,000 SH      0    0
BAXTER INTL INC.                  COM            071813109      232     3,200 SH       SOLE       NONE         3,200 SH      0    0
BLACKSTONE GROUP LP               COM            09253U108   13,648   690,000 SH       SOLE       NONE       690,000 SH      0    0
CITIGROUP INC.                    COM            172967424   28,977   655,000 SH       SOLE       NONE       655,000 SH      0    0
CUMMINS INC                       COM            231021106      203     1,750 SH       SOLE       NONE         1,750 SH      0    0
HARTFORD FINANCIAL SERVICES GROUP COM            416515104   28,509 1,105,000 SH       SOLE       NONE     1,105,000 SH      0    0
INERCONTINENT-ALEXCHANGE INC      COM            45865V100   14,187    87,000 SH       SOLE       NONE        87,000 SH      0    0
INTEROIL CORP                     COM            460951106      609     8,000 SH       SOLE       NONE         8,000 SH      0    0
LAS VEGAS SANDS CORP              COM            517834107   13,524   240,000 SH       SOLE       NONE       240,000 SH      0    0
MORGAN STANLEY                    COM            617446448   12,507   569,000 SH       SOLE       NONE       569,000 SH      0    0
OFFICE DEPOT INC.                 COM            676220106      118    30,000 SH       SOLE       NONE        30,000 SH      0    0
PENN NATL GAMING INC              COM            707569109   13,608   250,000 SH       SOLE       NONE       250,000 SH      0    0
PHOENIX COMPANIES INC.            COM            71902E604    8,343   271,146 SH       SOLE       NONE       271,146 SH      0    0
SLM CORP.                         COM            78442P106   20,249   987,750 SH       SOLE       NONE       987,750 SH      0    0


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